Restructuring - Organizational Changes (Detail) - Full Time Equivalent Staff [Member]	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Organizational Changes [Line Items]
Corporate Bank	3	12
Investment Bank	0	2
Private Bank	28	58
Asset Management	0	0
Infrastructure	4	25
Total Full Time Equivalent Staff	35	97